Operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Intangible Assets and Property, Plant and Equipment

DKK million	Patents and licences	Software and other intangibles	Total intangible assets	Land and buildings	Plant and machinery	Other equipment	Assets under construction	Property, plant and equipment
2020
Cost at the beginning of the year	7,270	2,560	9,830	30,260	27,594	6,215	20,351	84,420
Additions during the year	15,906	396	16,302	741	506	490	4,560	6,297
Disposals during the year	(698)	—	(698)	(119)	(583)	(122)	(16)	(840)
Transfer and reclassifications	—	—	—	7,440	4,586	515	(12,541)	—
Effect of exchange rate adjustment	(74)	(20)	(94)	(813)	(600)	(222)	(1,556)	(3,191)
Cost at the end of the year	22,404	2,936	25,340	37,509	31,503	6,876	10,798	86,686
Amortisation/depreciation and impairment losses at the beginning of the year	2,643	1,352	3,995	11,528	18,888	3,453	—	33,869
Amortisation/depreciation for the year	889	207	1,096	1,859	1,500	821	—	4,180
Impairment losses for the year	350	—	350	14	69	28	16	127
Amortisation/depreciation and impairment losses reversed on disposals during the year	(698)	—	(698)	(119)	(581)	(115)	(16)	(831)
Effect of exchange rate adjustment	(49)	(11)	(60)	(346)	(432)	(150)	—	(928)
Amortisation/depreciation and impairment losses at the end of the year	3,135	1,548	4,683	12,936	19,444	4,037	—	36,417
Carrying amount at the end of the year	19,269	1,388	20,657	24,573	12,059	2,839	10,798	50,269
2019
Cost at the beginning of the year	5,247	2,412	7,659	25,401	25,412	4,779	16,846	72,438
Change in accounting policy, leases	—	—	—	3,291	—	487	—	3,778
Additions during the year	1,958	221	2,179	555	350	498	7,580	8,983
Disposals during the year	—	(79)	(79)	(407)	(504)	(244)	(74)	(1,229)
Transfer and reclassifications	—	—	—	1,277	2,248	665	(4,190)	—
Effect of exchange rate adjustment	65	6	71	143	88	30	189	450
Cost at the end of the year	7,270	2,560	9,830	30,260	27,594	6,215	20,351	84,420
Amortisation/depreciation and impairment losses at the beginning of the year	1,390	1,124	2,514	9,770	17,871	2,906	—	30,547
Amortisation/depreciation for the year	312	175	487	1,818	1,410	743	—	3,971
Impairment losses for the year	914	68	982	57	70	20	74	221
Amortisation/depreciation and impairment losses reversed on disposals during the year	—	(18)	(18)	(160)	(504)	(229)	(74)	(967)
Effect of exchange rate adjustment	27	3	30	43	41	13	—	97
Amortisation and impairment losses at the end of the year	2,643	1,352	3,995	11,528	18,888	3,453	—	33,869
Carrying amount at the end of the year	4,627	1,208	5,835	18,732	8,706	2,762	20,351	50,551

Amortisation and Impairment Losses

Amortisation and impairment losses
DKK million	2020	2019	2018
Cost of goods sold	369	916	208
Sales and distribution costs	40	24	15
Research and development costs	1,025	522	769
Administrative costs	10	3	2
Other operating income, net	2	4	6
Total amortisation and impairment loss	1,446	1,469	1,000
Total amortisation	1,096	487	1,000
Total impairment losses	350	982	—

Depreciation and Impairment Losses

Depreciation and impairment losses
DKK million	2020	2019	2018
Cost of goods sold	2,729	2,656	2,312
Sales and distribution costs	403	354	69
Research and development costs	724	783	468
Administrative costs	433	376	70
Other operating income, net	18	23	6
Total depreciation and impairment losses	4,307	4,192	2,925

Right-of-Use Assets

Right-of-use assets in the balance sheet
DKK million	Land and buildings	Other equipment	Total
2020
Balance at 1 January	3,029	503	3,532
Additions during the year	660	318	978
Depreciation for the year	(644)	(320)	(964)
Effect of exchange rate adjustment	(144)	(22)	(166)
Balance at 31 December	2,901	479	3,380
2019
Balance at 1 January	3,291	487	3,778
Additions during the year	333	307	640
Depreciation for the year	(564)	(288)	(852)
Effect of exchange rate adjustment	(31)	(3)	(34)
Balance at 31 December	3,029	503	3,532

Amounts recognised in the income statement
DKK million	2020	2019
Depreciation	964	852
Interest on lease liabilities	97	108
Variable lease expenses	135	113
Short-term leases	98	201
Lease of low value assets	79	63
Total amounts recognised in the income statement	1,373	1,337

Lease Expense

Amounts recognised in the income statement
DKK million	2020	2019
Depreciation	964	852
Interest on lease liabilities	97	108
Variable lease expenses	135	113
Short-term leases	98	201
Lease of low value assets	79	63
Total amounts recognised in the income statement	1,373	1,337
In 2020 the total cash outflow for leases amounted to DKK 1,367 million (DKK 1,295 million in 2019). Please refer to note 4.4 for a maturity analysis of lease payments. The lease costs for 2018 were DKK 1,299 million.
Inventories

DKK million	2020	2019
Raw materials	3,326	2,842
Work in progress	12,252	11,375
Finished goods	5,111	4,850
Total inventories (gross)	20,689	19,067
Write-downs at year-end	(2,153)	(1,426)
Total inventories (net)	18,536	17,641
Indirect production costs included in work in progress and finished goods	9,703	9,216
Share of total inventories (net)	52%	52%
Movements in inventory write-downs:
Write-downs at the beginning of the year	1,426	1,959
Write-downs during the year	1,628	414
Utilisation of write-downs	(528)	(68)
Reversal of write-downs	(373)	(879)
Write-downs at the end of the year	2,153	1,426

Trade Receivables

DKK million	Gross carrying amount	Loss allowance	Net carrying amount
2020
Not yet due	27,511	(805)	26,706
1-90 days	1,000	(112)	888
91-180 days	188	(63)	125
181-270 days	44	(29)	15
271-360 days	51	(51)	—
More than 360 days past due	320	(320)	—
Trade receivables	29,114	(1,380)	27,734
EMEA	6,306	(781)	5,525
China	2,137	—	2,137
Rest of World	3,003	(580)	2,423
North America Operations	17,668	(19)	17,649
Trade receivables	29,114	(1,380)	27,734
2019
Not yet due	24,359	(763)	23,596
1-90 days	1,204	(127)	1,077
91-180 days	261	(69)	192
181-270 days	96	(49)	47
271-360 days	79	(79)	—
More than 360 days past due	397	(397)	—
Trade receivables	26,396	(1,484)	24,912
EMEA	7,104	(903)	6,201
China	1,760	—	1,760
Rest of World	3,084	(568)	2,516
North America Operations	14,448	(13)	14,435
Trade receivables	26,396	(1,484)	24,912

Movements in allowance for doubtful trade receivables
DKK million	2020	2019
Carrying amount at the beginning of the year	1,484	1,370
Reversal of allowance on realised losses	(108)	(45)
Net movement recognised in income statement	139	158
Effect of exchange rate adjustment	(135)	1
Allowance at the end of the year	1,380	1,484

Retirement Benefit Obligations

Net retirement benefit obligations
DKK million	2020	2019
Retirement benefit obligations	2,624	2,508
Fair value of plan assets	1,225	1,174
Net retirement benefit obligations at the end of the year	1,399	1,334

Sensitivity Analysis

Key assumptions used for valuation and sensitivity analysis
DKK million	Key assumptions	1%-point increase	1%-point decrease
2020
Discount rate (decrease)/increase	1.0%	(403)	523
Future remuneration growth (decrease)/increase	2.2%	116	(101)
2019
Discount rate (decrease)/increase	1.3%	(366)	465
Future remuneration growth (decrease)/increase	2.4%	105	(94)

Provisions for sales rebates

Provisions for sales rebates
DKK million	2020	2019	2018
At the beginning of the year	30,878	25,760	20,374
Additional provisions, including increases to existing provisions	111,921	102,782	82,631
Amount paid during the year	(106,116)	(98,655)	(78,647)
Adjustments, including unused amounts reversed during the year	166	381	386
Effect of exchange rate adjustment	(2,797)	610	1,016
At the end of the year	34,052	30,878	25,760

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2020 total	2019 total
At the beginning of the year	30,878	2,375	1,082	1,398	35,733	29,553
Additional provisions, including increases to existing provisions	111,921	662	413	814	113,810	104,621
Amount used during the year	(106,116)	(364)	(694)	(46)	(107,220)	(99,244)
Adjustments, including unused amounts reversed during the year	166	—	(6)	(82)	78	148
Effect of exchange rate adjustment	(2,797)	(222)	—	(42)	(3,061)	655
At the end of the year	34,052	2,451	795	2,042	39,340	35,733
Non-current liabilities[3]	301	2,209	293	1,723	4,526	4,613
Current liabilities	33,751	242	502	319	34,814	31,120
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2022 and 2023. In the case of provisions for legal disputes, the timing of settlement cannot be determined.